COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company's facilities are leased under various operating lease agreements, which expire on various dates, the latest of which is in 2023. Future minimum lease payments under non-cancelable operating leases as of December 31, 2017 are as follows:

2018	$486
2019	458
2020	273
2021	244
2022	251
2023	193

$1, 905

Total rent expenses for the years ended December 31, 2017, 2016 and 2015 were $ 415, $ 381 and $ 400, respectively.